Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 46,834,546	$ 45,442,240	$ 3,549,597	$ 1,760,685	$ 1,880,331	$ 888,563	$ 100,355,962
Argentina | National Government of Argentina, Ministry of Environment and Production
Total			131,443				131,443
Argentina | Mining and energy resources secretary
Total			4,667				4,667
Argentina | Municipality of Tolar Grande
Total			151,056				151,056
Argentina | Direccin General de rentas de la Provincia de Salta
Total			5,102				5,102
Argentina | YPF S.A.
Total							0
Argentina | National Government of Argentina, Tax Authority (AFIP) One
Total							0
Argentina | National Government of Argentina, Tax Authority (AFIP) Two
Total	1,308,144						1,308,144
Argentina | National Government of Argentina, Tax Authority (AFIP) Three
Total							0
Argentina | National Government of Argentina, Tax Authority (AFIP) Four
Total	18,227,347						18,227,347
Argentina | Province of Salta, Gran Treasury of the Province of Salta
Total		3,277,834					3,277,834
Mexico | National Government of Mexico, Tax Authority (SAT)
Total	3,932,949						3,932,949
Mexico | National Government of Mexico, Mexican Geological Service
Total		3,764,130					3,764,130
Mexico | National Government of Mexico, Ministry of Economy
Total	6,074,920	1,301,340	1,531,902				8,908,162
Mexico | Municipality of San Jose del Progreso
Total					1,534,779	681,498	2,216,277
Mexico | Municipality of Ejutla de Crespo
Total					$ 345,552		345,552
Peru | Federal Govemement of Peru, Superintendencia Nacional de Administracin Tributaria - SUNAT
Total	11,689,463	518,522					12,207,985
Peru | Federal Govemement of Peru, Organismo de Evaluacin y Fiscalizacin Ambiental -OEFA
Total	94,938						94,938
Peru | Federal Govemement of Peru, Organismo Supervisor de la Inversin de Energa y Minera - OSINERGMIN
Total	158,970						158,970
Peru | Federal Govemement of Peru, Instituto Geologico, Minero y Metalurga
Total			281,863				281,863
Peru | Federal Govemement of Peru, Ministerio de Agricultura - Autoridad Nacional del Agua
Total			139,486				139,486
Cote d'Ivoire | Federal government of Cote d'Ivoire, Tax authority
Total		4,549,787					4,549,787
Senegal | Government of Senegal, Tax Authority
Total		12,574,488					12,574,488
BURKINA-FASO | Government of Burkina Faso, Tax Authority
Total	$ 5,347,815	$ 19,456,139	$ 1,304,078	$ 1,760,685		$ 207,065	$ 28,075,782